Long-Term Debt	6 Months Ended
Jun. 30, 2012
Long Term Debt By Current And Non Current (Abstract)
Long-Term Debt

6.Long –Term Debt

Facility	June 30, 2012	December 31, 2011
(a) Credit Facilities	1,007,072	1,030,798
(b) Term Bank Loans	467,094	484,865

Total	1,474,166	1,515,663
Less – current portion	(222,092)	(196,996)

Long-term portion	1,252,074	1,318,667

(a)Credit facilities

As at June 30, 2012, the Company had seven open reducing revolving credit facilities, all of which are reduced in semi-annual installments, and two open facilities which have both a reducing revolving credit component and a term bank loan component. In January 2012, the Company drew down the unused amount at December 31, 2011 of $28,358.

Interest is payable at a rate based on LIBOR plus a spread. At June 30, 2012, the interest rates on these facilities ranged from 1.24% to 5.19%.

(b)Term bank loans

Term loan balances outstanding at June 30, 2012 amounted to $467,094. These bank loans are payable in U.S. Dollars in semi-annual installments with balloon payments due at maturity between October 2016 and April 2022. Interest rates on the outstanding loans as at June 30, 2012, are based on LIBOR plus a spread.

On January 31, 2012, the Company agreed to the terms of an 8 year term loan for an amount of $73,600 relating to the financing of the first DP2 suezmax shuttle tanker, expected to be delivered in the first quarter of 2013.

On May 31, 2012, the Company agreed to the terms of an 8 year term loan for an amount of $73,600 relating to the financing of the second DP2 suezmax shuttle tanker, expected to be delivered in the second quarter of 2013.

At June 30, 2012, interest rates on these term bank loans ranged from 1.23% to 3.24%.

The weighted-average interest rates on the above executed loans for the applicable periods were:

Three months ended June 30, 2012	1.97%
Three months ended June 30, 2011	1.65%
Six months ended June 30, 2012	1.95%
Six months ended June 30, 2011	1.64%

The above revolving credit facilities and term bank loans are secured by first priority mortgages on all vessels, assignments of earnings and insurances of the respectively mortgaged vessels, and by corporate guarantees of the relevant ship-owning subsidiaries.

The loan agreements include, among other covenants, covenants requiring the Company to obtain the lenders’ prior consent in order to incur or issue any financial indebtedness, additional borrowings, pay dividends in an amount more than 50% of cumulative net income (as defined in the related agreements), sell vessels and assets, and change the beneficial ownership or management of the vessels. Also, the covenants require the Company to maintain a minimum liquidity, a minimum hull value in connection with the vessels’ outstanding loans, insurance coverage of the vessels against all customary risks and maintenance of operating bank accounts with minimum balances. As at June 30, 2012 and December 31, 2011, the Company was in non-compliance with minimum value-to-loan ratios contained in certain of its debt agreements under which a total of $844,937 at June 30, 2012 and $621,021 at December 31, 2011 were outstanding at those dates.

These agreements include two loans which relate to the vessels La Madrina and La Prudencia which are accounted for as held for sale both at June 30, 2012 and December 31, 2011 and which management expects to sell within 2012. On sale of these vessels it is expected that, in accordance with the terms of the respective loans, prepayments will be calculated on a basis that takes into account the value-to-loan ratios of the remaining vessels covered by the loans. These prepayments, based on existing values, are expected to amount to $61,241 at June 30, 2012 and $56,855 at December 31, 2011. These agreements also include further loans in non-compliance with minimum value-to-loan ratios in relation to which the Company may be required to prepay indebtedness in the form of cash or provide additional security in the total of $37,390 at June 30, 2012 and $8,555 at December 31, 2011. Accordingly, in addition to the required scheduled payments, the amounts of $98,631 at June 30, 2012 and $65,410 at December 31, 2011 have been classified as current liabilities.

As of December 31, 2011, a subsidiary, in which the Company has 51% interest, was not in compliance with the leverage ratio required by its loan, under which the amount of $48,125 was outstanding as of that date. In this respect on April 16, 2012, the subsidiary entered into an amendatory agreement with the lenders which waives the non-compliance of the leverage ratio covenant referred to above for the period from December 31, 2011 through December 31, 2012. The Company made on April 20, 2012 a prepayment of $8,125 on the loan (classified in current liabilities at December 31, 2011) against the balloon installment due in 2016 and pays increased interest rate margins during the waiver period and remaining term of the loan.

The annual principal payments required to be made after June 30, 2012, including balloon payments totaling $715,484 due through April 2022, are as follows:

Period/Year	Amount
July to December 2012	61,731
2013	234,828
2014	109,174
2015	204,198
2016	211,432
2017 and thereafter	652,803

1,474,166